Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Revenue	$ 202,760	$ 100,891	$ 570,975	$ 291,403	$ 463,108	$ 428,199
Cost of revenues	109,799	54,497	326,398	148,125	270,222	243,813
Gross Profit	92,961	46,394	244,577	143,278	192,886	184,386
Operating Expenses:
Compensation - officers	49,788	24,000	165,317	74,500	260,936	204,948
Officer Compensation Stock	96,775	71,000	349,125	138,000	170,775	238,000
Employee Compensation Stock		14,200	20,182	14,200
Marketing	80,550	139,438	204,461	219,984	332,986	77,857
General and administrative	94,159	160,993	392,703	575,906	653,242	707,059
Donations					35,500
Loss on disposal of assets					60,792
Professional fees	13,351	14,156	39,605	83,090	70,289	82,578
Bad Debt Expense					87,342
Cost of legal proceedings	142,064	63,211	413,611	67,506	79,447	15,528
Research and development	136,489	97,587	305,999	97,587	150,451
Total operating expenses	613,176	584,585	1,891,003	1,270,773	1,901,760	1,325,970
Loss from operations	(520,215)	(538,191)	(1,646,426)	(1,127,495)	(1,708,874)	(1,141,584)
Other Income (Expenses)
Interest expense	(1,191)		(3,573)		(4,765)	(4,773)
Interest income						3
Total other income (expenses)	(1,191)		(3,573)		(4,765)	(4,770)
Net loss before income taxes	(521,406)	(538,191)	(1,649,999)	(1,127,495)	(1,713,639)	(1,146,354)
Income taxes
Net loss	$ (521,406)	$ (538,191)	$ (1,649,999)	$ (1,127,495)	$ (1,713,639)	$ (1,146,354)
Net loss per common share:
Loss per common share-Basic and Diluted					$ (0.04)	$ (0.03)